STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

9.    STOCKHOLDERS’ EQUITY:

Common Stock

Voting Rights

Each holder of common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors. The Company’s amended and restated certificate of incorporation and the Company’s amended and restated bylaws do not provide for cumulative voting rights. The holders of one-third of the stock issued and outstanding and entitled to vote, present in person or represented by proxy, shall constitute a quorum for the transaction of business at all meetings of the stockholders.

Dividends

The Company has never paid any cash dividends to shareholders and does not anticipate paying any cash dividends to shareholders in the foreseeable future. Any future determination to pay cash dividends will be at the discretion of our board of directors and will be dependent upon financial condition, results of operations, capital requirements and such other factors as the board of directors deems relevant.

Market Information

Our common stock is traded on the OTC Market Group’s OTCQB® Market (“OTCQB”) under the ticker symbol “SMTK”.

Preferred Stock

The Company currently has no shares of preferred stock outstanding. The board of directors has the authority, without further action by the stockholders, to issue up to 10,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges and restrictions thereof. These rights, preferences, and privileges could include dividend rights, conversion rights, voting rights, redemption rights, liquidation preferences, sinking fund terms, and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock.

Common Stock Warrants

On February 23, 2021, a total of 985,533 fully vested common stock warrants were issued to a vendor for financial advisory services provided in connection with the sale of the Company’s common stock. The common stock warrants are exercisable at a per share price of $2.00 until they expire on February 23, 2026. During the years ended December 31, 2021 and December 31, 2022, no warrants issued to vendors for financial advisory services were exercised. The grant date fair value for these warrants of $0.91 per warrant for a total fair value of $896 thousand, was determined using the Black-Scholes options valuation model. The Company recorded the warrants at fair value, as both an increase and decrease in additional paid-in capital during the year ended December 31, 2021.

A summary of the Company’s warrants to purchase common stock activity is as follows:

Weighted-
Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term
	Shares	Price	(Years)
Warrants outstanding at January 1, 2021	—	$—	—
Exercised	—	—	—
Forfeited or Expired	—	—	—
Granted	985,533	2.00	5.00
Warrants outstanding at January 1, 2022	985,533	$2.00	4.15
Exercised	—	—	—
Forfeited or Expired	—	—	—
Granted	—	—	—
Warrants outstanding at December 31, 2022	985,533	$2.00	3.15

On February 23, 2021, a total of 2,168,000 pre-funded common stock warrants were issued to investors with an exercise price of $0.01 per share for total proceeds to the Company of $4,314 thousand. During the years ended December 31, 2021, and December 31, 2022, no warrants issued to investors were exercised. The grant date fair value for these warrants of $1.99 is based on the stock price at issuance date of $2.00 less the exercise price of $0.01. The pre-funded common stock warrants have no expiration date and terminate upon exercise.

A summary of the Company’s pre-funded warrants to purchase common stock activity is as follows:

Weighted-
Average
	Number of	Exercise
	Shares	Price
Pre-funded warrants outstanding at January 1, 2021	—	$—
Exercised	—	—
Forfeited or Expired	—	—
Granted	2,168,000	0.01
Pre-funded warrants outstanding at January 1, 2022	2,168,000	$0.01
Exercised	—	—
Forfeited or Expired	—	—
Granted	—	—
Pre-funded warrants outstanding at December 31, 2022	2,168,000	$0.01

The grant date fair value of common stock warrants is determined using the Black-Scholes option-pricing model. There was no public trading market for our shares before February 2022 and the Company estimated its expected stock volatility based on historical volatility of publicly traded peer companies. The Company did not issue any warrants in the year ended December 31, 2022.

Common Stock Issued to Vendors for Services

On February 23, 2021, the Company issued 50,000 shares of common stock for advisory services.

On May 27, 2021, and November 29, 2021, the Company issued 25,000 and 12,500 shares of common stock, respectively, as payment for investor relations services.

On August 13, 2021, the company issued 60,000 shares of common stock for advisory services.

On February 28, 2022, May 27, 2022, and November 29, 2022, the Company issued 12,500, 22,473 and 35,714 shares of common stock, respectively, as payment for investor relations services.

On June 29, 2022, the Company issued 360,000 shares of common stock as payment for a one-year internet advertising contract.